Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING OF CERTAIN EQUITY AWARDS
Equity awards are discretionary and are generally granted to our named executive officers on the third business day following approval at the March meeting of the Compensation Committee and Board each year. Awards to non-employee directors, if any, are granted on the third business day following approval at the May meeting of the Compensation Committee and Board each year. We did not grant any stock options, stock appreciation rights or similar awards under the 2012 Incentive Plan and we do not currently plan to grant stock options, stock appreciation rights or other similar appreciation-based awards as incentive compensation to any executive officer, non-employee director or employee. Our Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
TIMING OF CERTAIN EQUITY AWARDS
Equity awards are discretionary and are generally granted to our named executive officers on the third business day following approval at the March meeting of the Compensation Committee and Board each year. Awards to non-employee directors, if any, are granted on the third business day following approval at the May meeting of the Compensation Committee and Board each year. We did not grant any stock options, stock appreciation rights or similar awards under the 2012 Incentive Plan and we do not currently plan to grant stock options, stock appreciation rights or other similar appreciation-based awards as incentive compensation to any executive officer, non-employee director or employee. Our Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false